Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of February 2017

Collection Period Start	1-Feb-17	Distribution Date	15-Mar-17
Collection Period End	28-Feb-17	30/360 Days	30
Beg. of Interest Period	15-Feb-17	Actual/360 Days	28
End of Interest Period	15-Mar-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,190,249,771.82	757,234,440.47	712,804,705.22	0.5988699
Total Securities		1,190,249,771.82	757,234,440.47	712,804,705.22	0.5988699
Class A-1 Notes	0.420000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.180000%	232,000,000.00	68,162,187.50	43,736,361.49	0.1885188
Class A-2b Notes	1.300000%	190,000,000.00	55,822,481.15	35,818,571.91	0.1885188
Class A-3 Notes	1.540000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-4 Notes	1.700000%	162,800,000.00	162,800,000.00	162,800,000.00	1.0000000
Certificates	0.000000%	190,449,771.82	190,449,771.82	190,449,771.82	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	24,425,826.01	67,026.15	105.2837328	0.2889058
Class A-2b Notes	20,003,909.24	56,442.73	105.2837328	0.2970670
Class A-3 Notes	0.00	359,333.33	0.0000000	1.2833333
Class A-4 Notes	0.00	230,633.33	0.0000000	1.4166666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	44,429,735.25	713,435.54

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,136,832.35
Monthly Interest				3,564,959.38
Total Monthly Payments				14,701,791.73

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				551,025.24
Aggregate Sales Proceeds Advance				17,703,666.59
Total Advances				18,254,691.83

Vehicle Disposition Proceeds:
Reallocation Payments				24,695,946.35
Repurchase Payments				897,445.70
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,404,153.89
Excess Wear and Tear and Excess Mileage				208,154.67
Remaining Payoffs				0.00
Net Insurance Proceeds				667,111.60
Residual Value Surplus				632,104.67
Total Collections				67,461,400.44

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	19,419,728.35			1,416
Involuntary Repossession	344,224.00			26
Voluntary Repossession	144,390.00			10
Full Termination	4,787,604.00			330
Bankruptcty	-			-
Insurance Payoff		657,277.11		45
Customer Payoff			195,586.53	11
Grounding Dealer Payoff			4,015,211.69	217
Dealer Purchase			1,413,619.33	66
Total	24,695,946.35	657,277.11	5,624,417.55	2,121

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of February 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	45,255	887,626,639.47	7.00000%	757,234,440.47
Total Depreciation Received		(13,468,489.33)		(10,836,581.01)
Principal Amount of Gross Losses	(93)	(1,712,997.62)		(1,488,378.12)
Repurchase / Reallocation	(59)	(1,013,515.10)		(897,445.70)
Early Terminations	(1,335)	(22,462,770.25)		(18,847,763.56)
Scheduled Terminations	(760)	(14,017,758.74)		(12,359,566.86)
Pool Balance - End of Period	43,008	834,951,108.43		712,804,705.22

Remaining Pool Balance
Lease Payment				141,676,167.93
Residual Value				571,128,537.29
Total				712,804,705.22

III. DISTRIBUTIONS

Total Collections					67,461,400.44
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					67,461,400.44

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					497,730.62
3. Reimbursement of Sales Proceeds Advance					16,546,513.81
4. Servicing Fee:
Servicing Fee Due					631,028.70
Servicing Fee Paid					631,028.70
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					17,675,273.13

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					67,026.15

Class A-2a Notes Monthly Interest Paid					67,026.15
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					56,442.73

Class A-2b Notes Monthly Interest Paid					56,442.73
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					359,333.33

Class A-3 Notes Monthly Interest Paid					359,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of February 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	230,633.33

Class A-4 Notes Monthly Interest Paid	230,633.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	713,435.54
Total Note and Certificate Monthly Interest Paid	713,435.54
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	49,072,691.77

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	44,429,735.25

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	44,429,735.25
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,642,956.52

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of February 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,951,248.86
Required Reserve Account Amount			17,853,746.58
Beginning Reserve Account Balance			17,853,746.58
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			17,853,746.58
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,642,956.52
Gross Reserve Account Balance			22,496,703.10
Remaining Available Collections Released to Seller			4,642,956.52
Total Ending Reserve Account Balance			17,853,746.58

V. POOL STATISTICS

Weighted Average Remaining Maturity			10.20
Monthly Prepayment Speed			104%
Lifetime Prepayment Speed			94%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,222,601.66
Securitization Value of Defaulted Receivables and Casualty Receivables		1,488,378.12	93
Aggregate Defaulted and Casualty Gain (Loss)		(265,776.46)
Pool Balance at Beginning of Collection Period		757,234,440.47
Net Loss Ratio
Current Collection Period		-0.0351%
Preceding Collection Period		-0.0340%
Second Preceding Collection Period		-0.0023%
Third Preceding Collection Period		0.0042%

Cumulative Net Losses for all Periods		0.2236%	2,660,846.98

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.71%	5,342,639.92	323
61-90 Days Delinquent	0.20%	1,490,464.34	96
91-120+ Days Delinquent	0.07%	502,056.95	31
More than 120 Days	0.01%	61,547.42	3
Total Delinquent Receivables:	0.98%	7,396,708.63	453

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.26%	0.28%
Preceding Collection Period		0.31%	0.30%
Second Preceding Collection Period		0.28%	0.26%
Third Preceding Collection Period		0.22%	0.21%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		24,207,332.35	1,746
Securitization Value		26,002,957.61	1,746
Aggregate Residual Gain (Loss)		(1,795,625.26)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		124,161,127.43	8,693
Cumulative Securitization Value		134,392,788.21	8,693
Cumulative Residual Gain (Loss)		(10,231,660.78)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			27,030,726.61
Reimbursement of Outstanding Advance			16,546,513.81
Additional Advances for current period			17,703,666.59
Ending Balance of Residual Advance			28,187,879.39

Beginning Balance of Payment Advance			1,375,340.60
Reimbursement of Outstanding Payment Advance			497,730.62
Additional Payment Advances for current period			551,025.24
Ending Balance of Payment Advance			1,428,635.22

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO